UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:   HHR Titan Offshore Master LP

Address: c/o Morgan Stanley Fund Services (Cayman) Ltd.
             Cricket Square
             2nd Floor, Boundary Hall
             Hutchins Drive
             P.O. Box 2681
             Grand Cayman KY1-1111
             Cayman Islands

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:     HHR Asset Management LLC,
        as investment manager
Name:   Michael Violette
Title:  Chief Compliance Officer
Phone:  (908) 771-3915



Signature, Place and Date of Signing:

/s/ Michael Violette            Berkeley Heights, NJ        February 14, 2013
-------------------------    -------------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                      Name

1.       028-12464                                 HHR Asset Management LLC




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